EMPLOYEE BONUS PLAN (Details) (10-Q) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE BONUS PLAN [Abstract]
Cash incentive bonus plan, amount approved	$ 600,000	$ 500,000
Approved executive bonus plan	300,000
Employee bonus accrued	$ 0	$ 0	$ 0